Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 27, 2020	Dec. 31, 2017
Valuation allowance inreased amount during the period	$ 12.1	$ 6.8
Operating Loss Carry forwards Expiration year	2035 years
Coronavirus Aid, Relief, and Economic Security Act [Member]
Percentage of operating loss carryforwards to offset taxable income			100.00%
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward amount	$ 3.7
Domestic Tax Authority [Member] | Federal Orphan Drug credits [Member]
Tax credit carryforward amount	$ 0.9
Tax Credit Carryforward Expiration Year	2041 years
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 64.6
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward amount	2.5
U.s. Federal Tax uthority [Member]
Operating Loss Carryforwards	$ 137.3
U.s. Federal Tax uthority [Member] | Indefinite [Member]
Operating Loss Carryforwards				$ 109.0
Operating loss carryforwards, limitations on use	80
U.s. Federal Tax uthority [Member] | Two Thousand And Thirty Three [Member]
Operating Loss Carryforwards	$ 28.3
Operating Loss Carry forwards Expiration year	2033 years